INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
U.S. and foreign (loss) earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
U.S.	$(248,622)	$79,639	$174,792
Foreign	167,348	63,234	95,137
Total	$(81,274)	$142,873	$269,929

Schedule of Components of Income Tax Expense (Benefit)
The components of the (benefit) provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Current income tax provision (benefit):
Federal	$23,343	$67,505	$(45,842)
State	3,662	7,785	(14,787)
Foreign	27,242	14,012	19,132
Current income tax provision (benefit)	54,247	89,302	(41,497)
Deferred income tax (benefit) provision:
Federal	(100,798)	(50,254)	74,255
State	(9,518)	(3,727)	3,090
Foreign	(8,865)	(5,805)	(476)
Deferred income tax (benefit) provision	(119,181)	(59,786)	76,869
Income tax (benefit) provision	$(64,934)	$29,516	$35,372

Schedule of Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Income taxes receivable (payable) and deferred tax assets (liabilities) are included in the following captions in the accompanying consolidated balance sheet at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In thousands)
Income taxes receivable (payable):
Other current assets	$41,352	$26,793
Other non-current assets	1,615	1,564
Accrued expenses and other current liabilities	(5,788)	(33,029)
Income taxes payable	(33,528)	(33,692)
Net income taxes receivable (payable)	$3,651	$(38,364)

Deferred tax assets (liabilities):
Other non-current assets	$2,511	$1,970
Deferred income taxes	(228,798)	(348,773)
Net deferred tax liabilities	$(226,287)	$(346,803)

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Accrued expenses	$40,273	$36,418
Net operating loss carryforwards	63,948	68,048
Tax credit carryforwards	11,570	13,753
Stock-based compensation	87,914	76,285
Cost method investments	9,955	6,251
Equity method investments	17,455	17,105
Intangible and other assets	13,708	—
Other	20,089	16,057
Total deferred tax assets	264,912	233,917
Less valuation allowance	(88,170)	(90,482)
Net deferred tax assets	176,742	143,435
Deferred tax liabilities:
Investment in subsidiaries	(385,474)	(382,254)
Intangible and other assets	—	(88,846)
Other	(17,555)	(19,138)
Total deferred tax liabilities	(403,029)	(490,238)
Net deferred tax liabilities	$(226,287)	$(346,803)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Income tax (benefit) provision at the federal statutory rate of 35%	$(28,446)	$50,006	$94,475
Change in tax reserves, net	(828)	(2,928)	(86,151)
Foreign income taxed at a different statutory tax rate	(20,277)	(6,077)	(10,456)
State income taxes, net of effect of federal tax benefit	(3,880)	2,208	7,240
Realization of certain deferred tax assets	—	(22,440)	—
Non-taxable contingent consideration fair value adjustments	1,020	(4,517)	(4,439)
Non-taxable foreign currency exchange gains	(6,837)	(4,306)	—
Unbenefited losses	1,730	4,264	5,433
Non-deductible goodwill associated with the sale of Urbanspoon	—	—	6,982
Non-taxable sale and non-deductible goodwill associated with ShoeBuy	(13,142)	4,920	—
Goodwill impairment of Publishing	10,649	—	—
Non-deductible impairments for certain cost method investments	3,489	2,341	23,310
Deferred tax adjustment for enacted changes in tax laws and rates	(4,594)	—	—
Other, net	(3,818)	6,045	(1,022)
Income tax (benefit) provision	$(64,934)	$29,516	$35,372

Schedule of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2016	2015	2014
	(In thousands)
Balance at January 1	$40,808	$30,386	$275,813
Additions based on tax positions related to the current year	2,033	4,227	2,159
Additions for tax positions of prior years	2,676	14,467	1,622
Reductions for tax positions of prior years	(743)	(1,556)	(5,611)
Settlements	(5,107)	—	(5,092)
Expiration of applicable statutes of limitations	(1,295)	(6,716)	(238,505)
Balance at December 31	$38,372	$40,808	$30,386